Segmented Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segmented Information
14.	SEGMENTED INFORMATION

The Company operates in three operating segments and four geographical segments.  The organoclay business is in the production stage, Thacker Pass is in the exploration stage and the Cauchari-Olaroz project is in the development stage and accounted for as a joint venture using the equity method. The Company’s reportable segments are summarized in the following tables:

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2018
Property, plant and equipment	4,581	791	-	51	5,423
Exploration and evaluation assets	-	3,540	-	-	3,540
Total assets	7,406	5,157	35,282	56,094	103,939
Total liabilities	(1,695)	(1,442)	-	(18,520)	(21,657)
For the year ended December 31, 2018
Property, plant and equipment additions	178	610	-	23	811
Sales	4,843	-	-	-	4,843
Net loss	14,445	11,182	(347)	2,987	28,267
Exploration expenditures	-	10,015	-	-	10,015
Depreciation	1,158	193	-	13	1,364
Organoclay research and development	578	-	-	-	578

14.	SEGMENTED INFORMATION (continued)

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2017
Property, plant and equipment	17,011	1,018	-	41	18,070
Exploration and evaluation assets	-	2,104	-	-	2,104
Total assets	19,745	3,642	19,637	70,467	113,491
Total liabilities	(1,323)	(896)	-	(2,505)	(4,724)
For the year ended December 31, 2017
Property, plant and equipment additions	891	143	-	27	1,061
Sales	4,290	-	-	-	4,290
Net loss	3,043	5,183	4,850	20,174	33,250
Exploration expenditures	-	3,868	471	-	4,339
Depreciation	776	157	-	6	939
Organoclay research and development	423	-	-	-	423

The Company’s non-current assets and revenues are segmented geographically as follows:

	Canada $	United States $	Germany $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2018	51	8,912	-	35,282	44,245
As at December 31, 2017	41	19,377	756	19,637	39,811
Revenue
For the year ended December 31, 2018	-	4,843	-	-	4,843
For the year ended December 31,2017	-	4,290	-	-	4,290

[1]Non-current assets attributed to geographical locations exclude deferred income tax assets and financial and other assets.